ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consisted of the following as of June 30, 2024 and December 31, 2023:

	2024	2023
Trade accounts receivable	$3,757,393	$3,458,625
Other	100,000	167,383
	3,857,393	3,626,008
Less allowance for doubtful accounts	(1,227,136)	(1,227,136)
Total accounts receivable, net	$2,630,257	$2,398,872

Accounts receivable are primarily made up of trade receivables due from customers in the ordinary course of business. In our normal course of business we have four customers that accounted for approximately 50% of our balance of accounts receivable as of June 30, 2024 and December 31, 2023, respectively.